SCHEDULE OF ASSETS MEASURED AT FAIR VALUE (Details) - Warrant Liabilities [Member] - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Platform Operator, Crypto Asset [Line Items]
Total assets measured at fair value	$ 902,287
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets measured at fair value
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets measured at fair value